FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Maturities of financial assets [Abstract]
Financial assets		$ 52,392,931	$ 41,327,401
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		4,428,802	7,023,927
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		4,428,802	7,023,927
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2022
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2026 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		35,714,346	23,996,880
Other Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		12,555,077	3,201,152
Other Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		23,159,269	20,795,728
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		693	1,170
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		587	1,170
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		376	1,170
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		255	24,142
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2022
Maturities of financial assets [Abstract]
Financial assets			20,767,400
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		23,157,358	676
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2026 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		23,159,269	20,795,728
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	12,382,304	10,506,623
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	37,692	59,371
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,911,074	3,495,033
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	135,914	207,199
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	1,137
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	675
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	42,032	35,373
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,733,128	3,250,649
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	10,433,538	6,952,219
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	10,065,902	6,520,731
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	301,842	187,310
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	57,932	118,903
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	482	114,796
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2022
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		10,479
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	7,380	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2026 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 12,344,612	$ 10,447,252

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.The total amount of the receivables without specified maturity is recorded in Non-current assets.